Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Ordinary share, par value (in Dollars per share)
Class A Ordinary Shares
Statement [Line Items]
Ordinary share, shares authorized	Unlimited	Unlimited
Ordinary share, shares issued	36,684,668	36,684,668
Ordinary share, shares outstanding	36,684,668	36,684,668
Class B Ordinary Shares
Statement [Line Items]
Ordinary share, shares authorized	Unlimited	Unlimited
Ordinary share, shares issued	2,925,058	2,925,058
Ordinary share, shares outstanding	2,925,058	2,925,058